Reinsurance: Effects of Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Policies in force		$ 147,371	$ 163,937	$ 186,688
Premiums Written and Earned
Direct Premiums Written		2,811	3,208	3,409
Direct Premiums Earned		2,811	3,208	3,409
Ceded Premiums Written		(2,671)	(23,714)
Ceded Premiums Unearned		(1)	47
Ceded Premiums Earned	23,121	(2,672)	(23,667)
Premiums written, net		140	(20,506)	3,409
Change in unearned premiums, net		(1)	47
Premiums, Net		139	(20,459)	3,409
Policyholder Benefits and Claims Incurred, Net
Policyholder Benefits and Claims Incurred, Direct		2,953	3,086	2,268
Policyholder Benefits and Claims Incurred, Ceded	22,637	(2,774)	(23,114)
Policyholder Benefits and Claims Incurred, Net		$ 179	$ (20,028)	$ 2,268